Fair Value Measurements (FY) (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurements [Abstract]
Aggregate value of public warrants	$ 218,213	$ 3,890,177	$ 450,656